OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2023
OPERATING SEGMENTS
Schedule of revenue and operating loss per segments

	Solutions	Platform	Unallocated	Total
For the period of six months ended June 30, 2023 (unaudited)
Subscriptions	$6,179	$—	$—	$6,179
SaaS-related professional services	272	—	—	272
Transactional Platforms fees	—	3,465	—	3,465
Total revenue	6,451	3,465	—	9,916
Operating income (loss)	$1,324	$(5,936)	$(59,254)	$(63,866)
For the period of six months ended June 30, 2022 (unaudited)
Subscriptions	$5,864	$—	$—	$5,864
SaaS-related professional services	615	—	—	615
Transactional Platforms fees	—	3,069	—	3,069
Total revenue	6,479	3,069	—	9,548
Operating income (loss)	$871	$(4,927)	$(5,993)	$(10,049)

Schedule of geographic information on revenue

	Solutions	Platform	Total
For the period of six months ended June 30, 2023 (unaudited)
Europe	$2,465	$—	$2,465
Hong Kong	236	1,541	1,777
United States	3,337	1,165	4,502
Other	413	759	1,172
	$6,451	$3,465	$9,916

	Solutions	Platform	Total
For the period of six months ended June 30, 2022 (unaudited)
Europe	$2,524	$—	$2,524
Hong Kong	161	3,069	3,230
United States	3,459	—	3,459
Other	335	—	335
	$6,479	$3,069	$9,548